Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2019 zł in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	PLN (zł)	USD ($)
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 938,929	zł 13,751	$ 76,884
Performance guarantee [member] | Seoul Guarantee Insurance and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	166,315		1,200
Guarantee for import letters of credit [member] | Industrial Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $			5,980
Guarantee for payment in foreign currency [member] | KEB Hana Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit		zł 13,751	59,304
Comprehensive credit line [member] | KEB Hana Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	40,000
Comprehensive credit line [member] | KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $			10,000
Bid guarantee [member] | KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	42,581		$ 400
Performance guarantee/Warrant guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	460,871
Guarantee for advances received/others [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	218,267
Warrant guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	562
Guarantees for licensing [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	6,578
Guarantees for deposits [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	3,586
Merchant business guarantee insurance [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 169